Shareholders' Equity (Details) - Schedule of share based compensation expense - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Shareholders' Equity (Details) - Schedule of share based compensation expense [Line Items]
Total share-based compensation expense	$ 10,969	$ 7,310
Cost of products [Member]
Shareholders' Equity (Details) - Schedule of share based compensation expense [Line Items]
Total share-based compensation expense	1,000	772
Cost of services [Member]
Shareholders' Equity (Details) - Schedule of share based compensation expense [Line Items]
Total share-based compensation expense	750	568
Research and development, net [Member]
Shareholders' Equity (Details) - Schedule of share based compensation expense [Line Items]
Total share-based compensation expense	1,810	1,243
Sales and marketing [Member]
Shareholders' Equity (Details) - Schedule of share based compensation expense [Line Items]
Total share-based compensation expense	3,651	2,150
General and administrative [Member]
Shareholders' Equity (Details) - Schedule of share based compensation expense [Line Items]
Total share-based compensation expense	$ 3,758	$ 2,577